BUSINESS COMBINATIONS (Details Narrative) $ / shares in Units, £ in Millions			1 Months Ended	12 Months Ended
	Oct. 04, 2022 USD ($) shares	Jul. 07, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	[1]	May 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 GBP (£) shares
IfrsStatementLineItems [Line Items]
Purchase consideration				$ 2,024,000	$ 12,447,396
Revenue				23,062,754	18,193,616	[1]	$ 8,294,804
Loans payable				835,000	500,000
Education angels [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%							100.00%
Goodwill	$ 1,918,700		$ 1,423,270
Shares transferred, acquisition-date fair value | shares			333,687							333,687
Consideration made up from shares			$ 1,918,700
Consideration transferred, acquisition-date fair value			$ 1,891,760
Property investors network [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%							100.00%
Goodwill			$ 21,734,121
Shares transferred, acquisition-date fair value | shares			2,959,518							2,959,518
Purchase consideration			$ 29,655,000
Consideration made up from shares			17,017,000
Cash transferred, acquisition-date fair value			1,837,000
Amount of consideration payble upon milestone			$ 701,000
Description of acquisition			the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash and $10,100,000 in call options.
Amount of consideration payble in call options			$ 10,100,000							£ 10.2
Consideration transferred, acquisition-date fair value			29,307,048
[custom:AcquisitiondateFairValueOfTotalConsiderationTransferredIncludingStockOption-0]			29,655,000
E square [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired									100.00%
Goodwill			3,760,924
Shares transferred, acquisition-date fair value | shares									328,236
Consideration made up from shares			2,692,000						$ 2,692,000
Cash transferred, acquisition-date fair value			403,000						403,000
Amount of consideration payble in call options			451,000
Consideration transferred, acquisition-date fair value			3,582,482						3,845,000
Loans transferred, acquisition-date fair value									299,000
Purchase price in put option									$ 451,000
Shares trade price | $ / shares									$ 5.81
Pre split shares trade price | $ / shares									$ 34.87
[custom:AcquisitiondateFairValueOfTotalConsiderationTransferredIncludingStockOption-0]			$ 3,845,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Goodwill		$ 10,174,872
Shares transferred, acquisition-date fair value | shares		1,000,000
Consideration made up from shares		$ 6,470,000
Cash transferred, acquisition-date fair value		7,000,000
Amount of consideration payble upon milestone		1,017,000
Consideration transferred, acquisition-date fair value		12,866,266
[custom:AcquisitiondateFairValueOfTotalConsiderationTransferredIncludingStockOption-0]		14,487,000
Revenue		9,000,000
University of antelope valley [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 9,000,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Goodwill				1,154,080	13,306,545
Shares transferred, acquisition-date fair value | shares	1,353,966
Purchase consideration	$ 11,256,080
Consideration made up from shares	2,960,000			2,956,080	7,000,000
Cash transferred, acquisition-date fair value	$ 1,000,000			1,000,000	1,000,000
Amount of consideration payble upon milestone				6,700,000	10,380,397
Description of acquisition	The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met
Amount of consideration payble in call options	$ 6,700,000
Consideration transferred, acquisition-date fair value				11,110,080	20,234,865
Loans transferred, acquisition-date fair value	2,000,000
[custom:AcquisitiondateFairValueOfTotalConsiderationTransferredIncludingStockOption-0]				11,256,080	20,380,397
Loans discounted, acquisition-date fair value	1,900,000
Claw back clause	1,300,000			$ (1,300,000)
Loans payable	$ 2,000,000

[1]	Restatement details in Note 2